EQUITY INVESTMENTS - Narrative Variable Interest Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Variable Interest Entity [Line Items]
Assets serving as collateral	$ 1,002,009	$ 1,260,418
Liabilities	$ 997,367	1,212,348
SPML Land, Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%
Ownership by employees	60.00%
Assets serving as collateral	$ 24,700	21,700
Liabilities	$ 4,800	$ 4,200